Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (1,433)	$ (3,048)	$ (1,301)
Reversal of impairment charge	9
Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Additions		221
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	23,341	29,301
Intangible assets and goodwill at end of period	24,756	23,341	29,301
Goodwill | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	2,701	1,094
Impairment charge	(910)
Currency translation effects	(376)	391
Goodwill | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(7,445)
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	26,879	31,644
Intangible assets and goodwill at end of period	26,915	26,879	31,644
Intangible Assets other than Goodwill | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	2,580	2,946
Additions	2,143	1,576
Disposals and derecognitions	(95)	(1,845)
Amortization charge	(3,457)	(3,960)	(3,760)
Impairment charge	(523)	(3,048)
Reversal of impairment charge	9
Currency translation effects	(621)	1,026
Intangible Assets other than Goodwill | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(1,460)
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,329	4,421
Intangible assets and goodwill at end of period	7,222	5,329	4,421
Acquired research and development [member] | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	1,424	2,931
Reclassifications		(235)
Additions	1,116	770
Impairment charge	(471)	(2,544)
Currency translation effects	(176)	221
Acquired research and development [member] | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(235)
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	20,017	25,513
Intangible assets and goodwill at end of period	16,912	20,017	25,513
Currently marketed products | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Reclassifications		23
Additions	263	290
Disposals and derecognitions	(91)	(1,842)
Amortization charge	(2,964)	(3,319)
Impairment charge		(310)
Reversal of impairment charge	9
Currency translation effects	(322)	688
Capitalized development costs	100	100
Currently marketed products | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(1,026)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,533	1,710
Intangible assets and goodwill at end of period	2,781	1,533	1,710
Other intangible assets | Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impact of business combinations	1,156	15
Reclassifications		212
Additions	764	516
Disposals and derecognitions	(4)	(3)
Amortization charge	(493)	(641)
Impairment charge	(52)	(194)
Currency translation effects	(123)	117
Other intangible assets | Discontinued operations
Disclosure of detailed information about intangible assets [line items]
Costs and accumulated depreciation/impairments on assets related to discontinued operations		(199)
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	23,391	29,596
Intangible assets and goodwill at end of period	25,665	23,391	29,596
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	58,319	69,684
Intangible assets and goodwill at end of period	60,206	58,319	69,684
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	7,822	7,092
Intangible assets and goodwill at end of period	9,621	7,822	7,092
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	46,909	58,249
Intangible assets and goodwill at end of period	45,462	46,909	58,249
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	3,588	4,343
Intangible assets and goodwill at end of period	5,123	3,588	4,343
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(50)	(295)
Intangible assets and goodwill at end of period	(909)	(50)	(295)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(31,440)	(38,040)
Intangible assets and goodwill at end of period	(33,291)	(31,440)	(38,040)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,493)	(2,671)
Intangible assets and goodwill at end of period	(2,399)	(2,493)	(2,671)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(26,892)	(32,736)
Impairment charge		(300)
Intangible assets and goodwill at end of period	(28,550)	(26,892)	(32,736)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,055)	(2,633)
Intangible assets and goodwill at end of period	$ (2,342)	$ (2,055)	$ (2,633)